Financial Assets - Additional Information (Details) - Risk Exposure and Fair Value Measurements $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Disclosure of financial assets [line items]
Percentage of increase in Index	10.00%
Increase of USD after tax	$ 1,193
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	$ 1,193